Performance Management	Oct. 31, 2025
BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below for the period prior to March 28, 2025, the date of the Reorganization, reflect the performance of Class I shares of the Predecessor Fund. The bar chart shows changes in the fund's (and Predecessor Fund's) performance from year to year. The table compares the average annual total returns of the fund (and Predecessor Fund) to those of the S&P 500® Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund (and Predecessor Fund) to those of the S&P 500® Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 20.86 Worst Quarter 2020, Q1: (16.08)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Concentrated Growth ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.88%	14.43%	14.82%
BNY Mellon Concentrated Growth ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Concentrated Growth ETF | Average Annual Return, Percent		14.58%	10.07%	12.92%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions | Average Annual Return, Percent		10.70%	7.62%	10.76%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.50%	7.51%	10.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of the Russell 1000® Index, a broad measure of market performance, and the Russell 1000® Value Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2025, Q2: 5.10 Worst Quarter 2025, Q1: 2.74
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Dynamic Value ETF		12 Months Ended	14 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		15.91%	12.63%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Nov. 04, 2024
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.37%	17.77%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Nov. 04, 2024
BNY Mellon Dynamic Value ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Dynamic Value ETF | Average Annual Return, Percent		18.38%	14.33%
BNY Mellon Dynamic Value ETF | Performance Inception Date			Nov. 04, 2024
BNY Mellon Dynamic Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Dynamic Value ETF | After Taxes on Distributions | Average Annual Return, Percent		18.09%	13.98%
BNY Mellon Dynamic Value ETF | After Taxes on Distributions | Performance Inception Date			Nov. 04, 2024
BNY Mellon Dynamic Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Dynamic Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.88%	10.79%
BNY Mellon Dynamic Value ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 04, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Dynamic Value ETF | BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.10%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	2.74%
Lowest Quarterly Return, Date	Mar. 31, 2025